As filed with the Securities and Exchange Commission on May 14, 2015
Securities Act File No. 333-162066
Investment Company Act File No. 811-22335

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒
(Check appropriate box or boxes)

 Evermore Funds Trust
(Exact Name of Registrant as Specified in Charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of Principal Executive Offices)
(Zip Code)

Registrant’s Telephone Number, Including Area Code: (908) 378-2880

Eric LeGoff c/o Evermore Funds Trust 89 Summit Avenue 3rd Floor Summit, New Jersey 07901 (Name and Address of Agent for Service)	With copies to: Joshua B. Deringer, Esq. Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)
☐on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment (“PEA”) No. 11 to the Registration Statement of Evermore Funds Trust on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 10 on Form N-1A filed on April 30, 2015.  This PEA No. 11 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 10 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 11 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Summit, and State of New Jersey on the 14th day of May, 2015.

Evermore Funds Trust (Registrant)

/s/ Salvatore DiFranco
Salvatore DiFranco
Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 14th of May, 2015.

SIGNATURE	TITLE	DATE

/s/ Eric LeGoff
Eric LeGoff	Trustee, Chief Executive Officer	May 14, 2015

/s/ Salvatore DiFranco
Salvatore DiFranco	Treasurer and Chief Financial Officer	May 14, 2015

Nathan Gantcher*	Trustee	May 14, 2015

Eugene Bebout*	Trustee	May 14, 2015

By   /s/ Salvatore DiFranco
              Salvatore DiFranco
              *Attorney-in-Fact pursuant to Powers of Attorney with the Registrant’s Registration Statement on Form N-1A filed on April 30, 2013 (Accession No. 0000894189-13-002506)

 EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE